Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements [Abstract]
Summary of available-for-sale marketable securities

	December 31, 2016
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$16,530	$2	$(28)	$16,504

Matures after one year through three years:
Corporate debentures	21,794	5	(79)	21,720

Total	$38,324	$7	$(107)	$38,224

	December 31, 2015
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$4,533	$-	$(6)	$4,527

Matures after one year through three years:
Corporate debentures	29,373	1	(222)	29,152

Total	$33,906	$1	$(228)	$33,679

Summary of fair value measurement
	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities	$-	$38,224	$-	$38,224
Foreign currency derivative contracts	-	3	-	3

Total financial assets	$-	$38,227	$-	$38,227

Liabilities:
Payment obligation related to acquisition	$-	$-	$1,070	$1,070

Total liabilities	$-	$-	$1,070	$1,070

	December 31, 2015
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale marketable securities	$-	$33,679	$-	$33,679

Total financial assets	$-	$33,679	$-	$33,679

Liabilities:
Foreign currency derivative contracts	$-	$30	$-	$30

Total liabilities	$-	$30	$-	$30

Schedule of fair value measurements within level 3

Total fair value as of January 1, 2016	$-
Payment obligation related to acquisition	2,237
Settlement of payment obligation *)	(1,400)
Accretion of payment obligation	233

Total fair value as of December 31, 2016	$1,070

*)	$1,400 is included within other payables and accrued expenses on the balance sheet as the set milestone was met as of December 31, 2016.